Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit	$ 257.2
Purchase agreement			$ 11.7
Cash	$ 4.2
Cost of goods sold		$ 0.5
Customer accounted percentage	10.00%	10.00%
Warranty liability	$ 2.2	$ 2.5
Current liability	$ 0.3	$ 0.3
Operating segment	1
Reportable segment	1
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Customer accounted percentage	10.00%	10.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life property and equipment	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life property and equipment	7 years